Related Party Transactions - Additional Information (Detail) (USD $)				0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	100 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 15, 2013 Stockholder Consulting and advisory services and strategic planning	Sep. 30, 2013 Stockholder Consulting and advisory services and strategic planning	Sep. 30, 2012 Stockholder Consulting and advisory services and strategic planning	Sep. 30, 2013 Stockholder Consulting and advisory services and strategic planning	Sep. 30, 2012 Stockholder Consulting and advisory services and strategic planning	Dec. 31, 2012 Stockholder Consulting and advisory services and strategic planning	May 15, 2013 Stockholder Consulting and advisory services and strategic planning	Sep. 30, 2013 Stockholder Agreement to manage and grow the Home Improvement Program division	Jun. 30, 2013 Stockholder Agreement to manage and grow the Home Improvement Program division	Sep. 30, 2012 Stockholder Agreement to manage and grow the Home Improvement Program division	Sep. 30, 2013 Stockholder Agreement to manage and grow the Home Improvement Program division	Sep. 30, 2012 Stockholder Agreement to manage and grow the Home Improvement Program division	Dec. 31, 2012 Stockholder Agreement to manage and grow the Home Improvement Program division	Sep. 30, 2013 Chief Executive Officer
Related Party Transaction [Line Items]
Annual management fee				$ 320,000					$ 237,778	$ 320,000		$ 108,000				$ 107,500
Amount the company agreed to pay upon termination of the agreement				500,000								159,000
Total related party fees					125,000	163,000	508,000	163,000			0		159,000	9,000	109,000
Percentage of revenue generated by the division to be received by the stockholder through Jan 15, 2014												10.00%				10.00%
Percentage of division net income to be received by the stockholder through Dec 31, 2013												33.33%				33.33%
Notes receivable outstanding from stockholders	0	222,023	289,523
Forgiveness of note receivable from the CEO																	214,000
Percent of stockholder's committed capital to be paid as annual management fee									1.00%
Percent of capital stock that stockholder should cease to own for agreement not to be extended									10.00%
General and administrative expenses																339,362
Due to related parties	$ 309,000	$ 348,264	$ 202,148													$ 110,486